UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Goldman Capital Management Inc.
Address:   320 Park Ave.
                 New York NY 10022

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman,  New York NY,  November 6, 2008

Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: 160,557


							Value	Shares/	Sh/	Put/	Invstmt	Discretion		Voting Authority--------------------
Name of Issuer	     		Title ofCUSIP		(x$1000)Prn Amt	Prn	Call				Sole	Shared	None
 				Class	 	 	 		 		Sole	Shared	None

Abaxis Inc			COM	002567105	6994	355000	SH		355000			355000
Adm Tronics Unlim Inc		COM	001004100	7	110000	SH		110000			110000
Advanced Photonix Inc-Cl	COM	00754E107	612	350000	SH		350000			350000
American Medical Alert Corp	COM	027904101	1375	272240	SH		272240			272240
American Safety Insurance Hold	COM	G02995101	8303	549500	SH		549500			549500
Cadiz Inc New			COM	12753207	7757	406727	SH		406727			406727
Columbia Laboratories Inc	COM	197779101	12671	4836323	SH		4836323			4836323
Digital Angel Corp		COM	25383A101	186	504000	SH		504000			504000
Dot Hill Sys Corp		COM	25848T109	10317	4585324	SH		4585324			4585324
Emrise Corp			COM	29246J101	144	400300	SH		400300			400300
Endocare Inc			COM	29264P203	577	385000	SH		385000			385000
Gametech International Inc	COM	36466D102	3115	1193459	SH		1193459			1193459
Gp Strategies Corp		COM	36225V104	4028	530000	SH		530000			530000
Hi/Fn Inc			COM	428358105	598	187000	SH		187000			187000
Hypercom Corp			COM	44913M105	3387	851000	SH		851000			851000
Imageware Systems Inc.		COM	452458108	477	1110000	SH		1110000			1110000
Imergent Inc			COM	45247Q100	18468	1648900	SH		1648900			1648900
Infosearch Media Inc		COM	45677V108	41	2557500	SH		2557500			2557500
Lifetime Brands Inc		COM	53222Q103	4802	492427	SH		492427			492427
Liquidmetal Technologies Inc	COM	53634X100	136	677700	SH		677700			677700
Mdc Partners Inc New Cl A Subo	COM	552697104	15135	2252162	SH		2252162			2252162
Medical Nutrition USA Inc	COM	58461X107	1399	621563	SH		621563			621563
Mosys Inc			COM	619718109	11336	2672114	SH		2672114			2672114
Napco Security Systems Inc	COM	630402105	293	100000	SH		100000			100000
National Patent Development Co	COM	637132101	2012	935600	SH		935600			935600
Nestor Inc New			COM	641074505	36	222000	SH		222000			222000
Nova Measuring Instruments Ltd	COM	M7516K103	1357	923000	SH		923000			923000
Organic To Go Food Corp		COM	68618K106	51	50000	SH		50000			50000
Park City Group Inc New		COM	700215304	1376	529319	SH		529319			529319
Penn Treaty American Corp New	COM	707874400	2498	1688000	SH		1688000			1688000
Photomedex Inc			COM	719358103	3306	7688900	SH		7688900			7688900
Premd Inc			COM	74047Y105	27	673000	SH		673000			673000
Progressive Gaming Internation	COM	74332S102	454	317375	SH		317375			317375
Pure Bioscience			COM	746218106	1090	347000	SH		347000			347000
Remedent Inc			COM	75954T104	106	85000	SH		85000			85000
Rewards Network Inc		COM	761557107	2068	411886	SH		411886			411886
Scolr Pharma Inc		COM	78402X107	1123	1404300	SH		1404300			1404300
Source Interlink Companies Inc	COM	836151209	130	125000	SH		125000			125000
Star Scientific Inc 		COM	85517P101	14421	4050800	SH		4050800			4050800
Tegal Corporation		COM	879008209	336	104458	SH		104458			104458
Thomas Group Inc		COM	884402108	833	520800	SH		520800			520800
Trinity Biotech Plc New ADR	COM	896438306	4462	1578284	SH		1578284			1578284
Trintech Group Plc		COM	896682200	155	79800	SH		79800			79800
Ultimate Software Group Inc	COM	90385D107	203	7500	SH		7500			7500
Unigene Laboratories Inc	COM	904753100	1577	1447000	SH		1447000			1447000
Universal Electronics Inc	COM	913483103	8268	331000	SH		331000			331000
Velocity Express Corp		COM	92257T608	32	110666	SH		110666			110666
Williams Controls Inc New	COM	969465608	554	43000	SH		43000			43000
World Fuel Services Corp	COM	981475106	1787	77600	SH		77600			77600
Zila Inc			COM	989513205	137	111465	SH		111465			111465


Total							160557